S000000711 [Member] Investment Strategy - Western Asset Intermediate Bond Fund	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
The fund invests in a portfolio of fixed income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets in debt and fixed income securities. Although the fund may invest in debt and fixed income securities of any maturity, under normal market conditions, the target dollar-weighted average effective duration for the fund, as estimated by the fund’s subadviser, is expected to range within 20% of the duration of its benchmark, the Bloomberg Intermediate U.S. Government/Credit Index. Effective duration seeks to measure the expected sensitivity of market price to changes in interest rates, taking into account the anticipated effects of particular features of a security (for example, some bonds can be prepaid by the issuer).
The fund presently intends to limit its investments to U.S. dollar denominated securities and currently anticipates that it will only purchase debt securities that are rated in the Baa or BBB categories or above at the time of purchase by one or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) or unrated securities of comparable quality at the time of purchase (as determined by the subadviser). These securities are known as “investment grade securities.” The fund may invest up to 25% of its total assets in the securities of non-U.S. issuers. The fund intends to invest a substantial portion of its assets in mortgage-backed and asset-backed securities.
The fund may also enter into various exchange-traded and over-the-counter derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, bond and interest rate futures, options on bonds and swaps, options on bond and interest rate futures, futures, options and swaps.
In particular, the fund may use interest rate swaps, credit default swaps (including buying and selling credit default swaps on individual securities and/or baskets of securities), options (including options on credit default swaps), and/or futures contracts (including options on futures contracts) to a significant extent, although the amounts invested in these instruments may change from time to time. Other instruments may also be used to a significant extent from time to time.